[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

January 16, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Trust
(Registration Nos. 333-03715 and 811-07619)

Ladies and Gentlemen:

On behalf of Nuveen Investment Trust (the “Registrant”), we are transmitting Post-Effective Amendment No. 97 and Amendment No. 99 to the Registration Statement on Form N–1A (the “Amendment”) for electronic filing under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, respectively. This Amendment relates to Nuveen NWQ Global Equity Fund, a new series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) under the Securities Act and it is proposed that this Amendment will become effective 75 days after the filing of the Amendment.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosure